Annual Total Returns - FidelityHedgedEquityFund-RetailPRO - FidelityHedgedEquityFund-RetailPRO - Fidelity Hedged Equity Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 01, 2022
Fidelity Hedged Equity Fund
Bar Chart Table:
Annual Return 2023	17.65%